Fair Value Measurements (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	$ 505	$ (336)
Foreign Exchange Future [Member] | Recurring [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	207	63
Derivative liabilities	(162)	(388)
Foreign Exchange Future [Member] | Recurring [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	479	315
Derivative liabilities	$ (19)	$ (326)